Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Numerator:
Net loss (in Dollars)	$ (233)	$ (25,793)	$ (105,452)					$ (105,452)
Loss allocated to Series A Preferred Stock (in Dollars)			(861)
Net loss allocated to holders of Common Stock (in Dollars)			(104,591)
Predecessor [Member]
Numerator:
Net loss (in Dollars)			(15,703)	$ (5,450)	$ (1,271)	$ (6,289)	$ 20,043		$ (6,721)	$ (15,703)	$ (6,289)	$ 20,043
Net loss allocated to holders of Common Stock (in Dollars)			$ (15,703)			$ (6,289)	$ 20,043
Denominator:
Weighted average Common Stock outstanding, basic				5,024,802					5,024,802
Add: dilutive securities
Share Options							67,663
Weighted average Common Stock outstanding, diluted				5,024,802					5,024,802
Series A Preferred Stock [Member] | Successor [Member]
Numerator:
Loss allocated to Series A Preferred Stock (in Dollars)			$ 861
Denominator:
Weighted average Common Stock outstanding, basic			1,000,000
Basic loss per Common Stock (in Dollars per share)			$ (0.86)
Add: dilutive securities
Weighted average Common Stock outstanding, diluted			1,000,000
Diluted loss per Common Stock (in Dollars per share)			$ (0.86)
Common Stock [Member] | Successor [Member]
Denominator:
Weighted average Common Stock outstanding, basic			121,454,845
Basic loss per Common Stock (in Dollars per share)			$ (0.86)
Add: dilutive securities
Share Options
Warrants
Restricted Stock Units
Series A Preferred Stock			1,000,000
Weighted average Common Stock outstanding, diluted			122,454,845
Diluted loss per Common Stock (in Dollars per share)			$ (0.86)
Common Stock [Member] | Predecessor [Member]
Denominator:
Weighted average Common Stock outstanding, basic			5,024,802			5,024,802	5,026,061
Basic loss per Common Stock (in Dollars per share)			$ (3.13)	$ (1.08)		$ (1.25)	$ 3.99		$ (1.34)
Add: dilutive securities
Weighted average Common Stock outstanding, diluted			5,024,802			5,024,802	5,093,724
Diluted loss per Common Stock (in Dollars per share)			$ (3.13)	$ (1.08)		$ (1.25)	$ 3.93		$ (1.34)